Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Oct. 31, 2016	Sep. 30, 2016
Revenues
Net interest revenue		$ 36,422		$ 29,832		$ 26,560
Fee-based and other revenue		551		740		92
Total revenue		38,834		36,149		34,315
Operating expenses
Employee compensation and benefits		10,377		10,018		9,298
Provision for income taxes		3,182		2,253		2,143
Net income	[1]	$ 11,334		$ 10,517		$ 8,936
Earnings per share - basic (Canadian dollars)		$ 6.02		$ 5.51		$ 4.68
Earnings per share - diluted (Canadian dollars)		$ 6.01		$ 5.50		$ 4.67
TD Ameritrade [member]
Revenues
Net interest revenue			$ 1,635		$ 903		$ 789
Fee-based and other revenue			5,365		3,923		3,623
Total revenue			7,000		4,826		4,412
Operating expenses
Employee compensation and benefits			1,992		1,260		1,111
Other			2,434		1,639		1,553
Total operating expenses			4,426		2,899		2,664
Other expense (income)			142		95		70
Pre-tax income			2,432		1,832		1,678
Provision for income taxes			535		686		563
Net income			$ 1,897		$ 1,146		$ 1,115
Earnings per share - basic (Canadian dollars)			$ 3.34		$ 2.17		$ 2.10
Earnings per share - diluted (Canadian dollars)			$ 3.32		$ 2.16		$ 2.09

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.